Pioneer Floating
Rate Fund, Inc.
Schedule of Investments  |  August 31, 2024

Ticker Symbol: PHD

Schedule of Investments  |  8/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 147.8%
	Senior Secured Floating Rate Loan Interests — 128.2% of Net Assets*(a)
	Advanced Materials — 1.7%
851,557	Gemini HDPE LLC, 2027 Advance, 8.514% (Term SOFR + 300 bps), 12/31/27	$ 855,389
1,339,098	Groupe Solmax, Inc., Initial Term Loan, 10.346% (Term SOFR + 475 bps), 5/29/28	1,271,864
	Total Advanced Materials	$2,127,253

	Advertising Sales — 0.4%
522,568	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 9.361% (Term SOFR + 400 bps), 8/21/28	$ 521,479
	Total Advertising Sales	$521,479

	Advertising Services — 1.5%
982,423	Dotdash Meredith, Inc., Term B Loan, 9.442% (Term SOFR + 400 bps), 12/1/28	$ 984,061
972,613	Summer (BC) Bidco B LLC, Extended Facility B, 10.595% (Term SOFR + 500 bps), 2/15/29	975,652
	Total Advertising Services	$1,959,713

	Airlines — 1.1%
770,833	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 10.294% (Term SOFR + 475 bps), 4/20/28	$ 798,645
494,950	American Airlines, Inc., Seventh Amendment Extended Term Loan, 8.201% (Term SOFR + 275 bps), 2/15/28	494,924
135,528	SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 9.032% (Term SOFR + 375 bps), 10/20/27	138,697
	Total Airlines	$1,432,266

	Apparel Manufacturers — 0.8%
954,128	Hanesbrands Inc., Initial Tranche B Term Loan, 8.997% (Term SOFR + 375 bps), 3/8/30	$ 956,961
	Total Apparel Manufacturers	$956,961

	Appliances — 0.9%
1,147,146	Osmosis Buyer Ltd., 2024 Refinancing Term B Loan, 8.843% (Term SOFR + 350 bps), 7/31/28	$ 1,149,557
	Total Appliances	$1,149,557

	Applications Software — 2.3%
353,737	Central Parent LLC, First Lien 2024 Refinancing Term Loan, 8.585% (Term SOFR + 325 bps), 7/6/29	$ 350,576
1Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
	Applications Software — (continued)
540,587	EP Purchaser LLC, First Lien Closing Date Term Loan, 9.096% (Term SOFR + 350 bps), 11/6/28	$ 543,740
872,276(b)	Loyalty Ventures, Inc., Term B Loan, 11.778% (LIBOR + 650 bps), 11/3/27	8,723
1,452,373	RealPage, Inc., First Lien Initial Term Loan, 8.361% (Term SOFR + 300 bps), 4/24/28	1,396,093
634,689	SS&C Technologies Holdings, Inc., Term B-8 Loan, 7.247% (Term SOFR + 200 bps), 5/9/31	637,069
	Total Applications Software	$2,936,201

	Athletic Equipment — 0.5%
249,375	Amer Sports Co., Initial USD Term Loan, 8.346% (Term SOFR + 325 bps), 2/17/31	$ 250,622
403,988	Recess Holdings, Inc., First Lien Amendment No. 3 Term Loan, 9.752% (Term SOFR + 450 bps), 2/20/30	405,628
	Total Athletic Equipment	$656,250

	Auction House & Art Dealer — 0.4%
485,000	Sotheby's, 2021 Second Refinancing Term Loan, 10.063% (Term SOFR + 450 bps), 1/15/27	$ 473,885
	Total Auction House & Art Dealer	$473,885

	Auto Parts & Equipment — 3.8%
411,718	Adient US LLC, Term B-2 Loan, 7.997% (Term SOFR + 275 bps), 1/31/31	$ 413,336
636,734	American Axle & Manufacturing, Inc., New Tranche B Term Loan, 8.327% (Term SOFR + 300 bps), 12/13/29	639,719
1,824,728	First Brands Group LLC, First Lien 2021 Term Loan, 10.514% (Term SOFR + 500 bps), 3/30/27	1,805,720
1,989,291	IXS Holdings, Inc., Initial Term Loan, 9.597% (Term SOFR + 425 bps), 3/5/27	1,940,802
	Total Auto Parts & Equipment	$4,799,577

	Auto Repair Centers — 1.0%
1,265,000	Champions Holdco, Inc., Intial Term Loan, 9.852% (Term SOFR + 475 bps), 2/23/29	$ 1,239,172
	Total Auto Repair Centers	$1,239,172

	Auto-Truck Trailers — 0.8%
977,500	Novae LLC, Tranche B Term Loan, 10.497% (Term SOFR + 500 bps), 12/22/28	$ 957,950
	Total Auto-Truck Trailers	$957,950

Pioneer Floating Rate Fund, Inc. | 8/31/242

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Beverages — 1.1%
163,333	Naked Juice LLC, First Lien Initial Term Loan, 8.685% (Term SOFR + 325 bps), 1/24/29	$ 143,484
492,525	Pegasus BidCo B.V., 2024-1 Term Dollar Loan, 8.868% (Term SOFR + 375 bps), 7/12/29	494,372
772,372	Triton Water Holdings, Inc., 2024 First Lien Incremental Term Loan, 9.335% (Term SOFR + 400 bps), 3/31/28	776,474
	Total Beverages	$1,414,330

	Broadcast Service & Programing — 0.4%
468,473	Univision Communications, Inc., First Lien Initial Term Loan, 8.611% (Term SOFR + 325 bps), 1/31/29	$ 455,590
	Total Broadcast Service & Programing	$455,590

	Building & Construction — 1.1%
500,000	DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 12.111% (Term SOFR + 675 bps), 3/30/29	$ 481,041
968,930	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.514% (Term SOFR + 400 bps), 10/29/27	971,352
	Total Building & Construction	$1,452,393

	Building & Construction Products — 1.6%
1,432,833	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.687% (Term SOFR + 325 bps), 4/12/28	$ 1,397,012
488,650	LHS Borrower LLC, Initial Term Loan, 10.097% (Term SOFR + 475 bps), 2/16/29	460,553
150,000	MI Windows and Doors LLC, 2024 Incremental Term Loan, 8.747% (Term SOFR + 350 bps), 3/28/31	150,914
	Total Building & Construction Products	$2,008,479

	Building Production — 1.5%
487,500	Chariot Buyer LLC, First Lien Initial Term Loan, 8.597% (Term SOFR + 325 bps), 11/3/28	$ 487,500
318,608	Jeld-Wen, Inc., Replacement 2023 Term B Loan, 7.361% (Term SOFR + 200 bps), 7/28/28	319,239
742,524	Koppers Inc., Incremental Term B-1 Loan, 8.34% (Term SOFR + 300 bps), 4/10/30	747,164
249,375	Potters Industries, LLC, 2024 Incremental Term Loan, 9.085% (Term SOFR + 375 bps), 12/14/27	251,128
131,670	Summit Materials LLC, Term B-2 Loan, 7.054% (Term SOFR + 175 bps), 1/12/29	132,658
	Total Building Production	$1,937,689

3Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
	Building-Air & Heating — 0.5%
221,903	EMRLD Borrower LP, Initial Term B Loan, 7.557% (Term SOFR + 250 bps), 5/31/30	$ 222,104
350,000	EMRLD Borrower LP, Term Loan B, 7.557% (Term SOFR + 250 bps), 8/4/31	350,481
	Total Building-Air & Heating	$572,585

	Building-Heavy Construction — 0.6%
734,887	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 8.611% (Term SOFR + 325 bps), 6/23/28	$ 732,787
	Total Building-Heavy Construction	$732,787

	Building-Maintenance & Service — 0.7%
927,844	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.611% (Term SOFR + 525 bps), 6/29/28	$ 931,711
	Total Building-Maintenance & Service	$931,711

	Cable & Satellite Television — 3.7%
1,907,654	Altice France S.A., USD TLB-[14] Loan, 10.801% (Term SOFR + 550 bps), 8/15/28	$ 1,440,279
964,335	CSC Holdings LLC, 2022 Refinancing Term Loan, 9.837% (Term SOFR + 450 bps), 1/18/28	924,154
989,911	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 10.611% (Term SOFR + 525 bps), 8/2/29	988,055
1,023,872	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 8.611% (Term SOFR + 325 bps), 9/25/26	825,070
500,000	Virgin Media Bristol LLC, Facility Q, 8.701% (Term SOFR + 325 bps), 1/31/29	482,625
	Total Cable & Satellite Television	$4,660,183

	Casino Hotels — 1.7%
1,483,603	Century Casinos, Inc., Term B Facility Loan, 11.442% (Term SOFR + 600 bps), 4/2/29	$ 1,433,531
776,994	Fertitta Entertainment LLC, Initial B Term Loan, 9.087% (Term SOFR + 375 bps), 1/27/29	776,792
	Total Casino Hotels	$2,210,323

	Casino Services — 0.9%
265,335	Caesars Entertainment, Inc., Incremental Term B1 Loan, 7.997% (Term SOFR + 275 bps), 2/6/31	$ 265,749
730,318	Everi Holdings, Inc., Term B Loan, 7.861% (Term SOFR + 250 bps), 8/3/28	733,969
Pioneer Floating Rate Fund, Inc. | 8/31/244

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Casino Services — (continued)
33,703	Lucky Bucks LLC, Priority First Out Exit Term Loan, 12.94% (Term SOFR + 750 bps), 10/2/28	$ 30,923
67,607	Lucky Bucks LLC, Priority Second Out Term Loan, 12.94% (Term SOFR + 750 bps), 10/2/29	55,100
	Total Casino Services	$1,085,741

	Cellular Telecom — 0.4%
536,146	CCI Buyer, Inc., First Lien Initial Term Loan, 9.335% (Term SOFR + 400 bps), 12/17/27	$ 537,989
	Total Cellular Telecom	$537,989

	Chemicals-Diversified — 3.0%
1,000,000	ARC Falcon I, Inc., Second Lien Initial Term Loan, 12.347% (Term SOFR + 700 bps), 9/30/29	$ 937,500
194,537	Geon Performance Solutions, LLC (Fka. Echo US Holdings, LLC), 2024 Refinancing Term Loan, 9.846% (Term SOFR + 425 bps), 8/18/28	195,996
448,875	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 9.597% (Term SOFR + 425 bps), 4/2/29	450,558
297,000	Ineos Quattro Holdings UK Ltd., 2030 Tranche B Dollar Term Loan, 9.097% (Term SOFR + 375 bps), 3/14/30	297,867
687,750	Ineos US Finance LLC, 2030 Dollar Term Loan, 8.497% (Term SOFR + 325 bps), 2/18/30	686,783
1,298,405	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.861% (Term SOFR + 350 bps), 10/15/28	1,298,405
	Total Chemicals-Diversified	$3,867,109

	Chemicals-Plastics — 0.3%
398,985	Bakelite US Holdco, Inc., New Term Loan, 8.835% (Term SOFR + 350 bps), 5/29/29	$ 401,645
	Total Chemicals-Plastics	$401,645

	Chemicals-Specialty — 3.7%
348,383	Avient Corporation, Term B-8 Loan, 7.307% (Term SOFR + 200 bps), 8/29/29	$ 350,032
733,135	Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-6 Dollar Facility, 7.335% (Term SOFR + 200 bps), 12/20/29	736,388
748,120	Element Solutions Inc. (Macdermid, Inc.), Tranche B-2 Term Loan, 7.247% (Term SOFR + 200 bps), 12/18/30	751,527
247,505	H.B. Fuller Company, 2024 Amendment Refinancing Term B Loan, 7.247% (Term SOFR + 200 bps), 2/15/30	248,433
770,015	Mativ Holdings, Inc., Term B Loan, 9.111% (Term SOFR + 375 bps), 4/20/28	770,496
5Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
	Chemicals-Specialty — (continued)
446,625	Nouryon Finance B.V., 2024 B-1 Dollar Term Loan, 8.628% (Term SOFR + 350 bps), 4/3/28	$ 448,486
397,000	Nouryon Finance B.V., 2024 B-2 Dollar Term Loan, 8.821% (Term SOFR + 350 bps), 4/3/28	398,427
964,859	Olympus Water US Holding Corp., Term B-5 Dollar Loan, 8.847% (Term SOFR + 350 bps), 6/20/31	969,080
	Total Chemicals-Specialty	$4,672,869

	Commercial Services — 2.1%
494,975	AEA International Holdings (Luxembourg) S.a.r.l, First Lien New Term Loan, 8.033% (Term SOFR + 275 bps), 9/7/28	$ 495,593
1,000,000	DS Parent, Inc., Term Loan B, 10.835% (Term SOFR + 550 bps), 1/31/31	991,250
600,000	PG Polaris Bidco S.a.r.l., Initial Term Loan, 8.835% (Term SOFR + 350 bps), 3/26/31	602,550
225,499	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 9.111% (Term SOFR + 375 bps), 12/15/28	225,875
332,500	Vestis Corp., Term B-1 Loan, 7.371% (Term SOFR + 225 bps), 2/22/31	331,513
	Total Commercial Services	$2,646,781

	Computer Data Security — 0.6%
804,646	Precisely Software, Inc., First Lien Third Amendment Term Loan, 9.514% (Term SOFR + 400 bps), 4/24/28	$ 789,810
	Total Computer Data Security	$789,810

	Computer Services — 3.3%
1,381,028	Ahead DB Holdings LLC, First Lien Term B-3 Loan, 8.798% (Term SOFR + 350 bps), 2/1/31	$ 1,385,776
353,000(c)	Amazon Holdco, Inc., Seven-Year Term Loan, 7/30/31	352,779
889,000	Fortress Intermediate 3, Inc., Initial Term Loan, 9.002% (Term SOFR + 375 bps), 6/27/31	891,223
705,948	MAG DS Corp., Initial Term Loan, 10.935% (Term SOFR + 550 bps), 4/1/27	649,472
946,845	Peraton Corp., First Lien Term B Loan, 9.097% (Term SOFR + 375 bps), 2/1/28	928,697
	Total Computer Services	$4,207,947

	Computer Software — 2.2%
1,221,875	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 9.111% (Term SOFR + 375 bps), 10/16/28	$ 1,157,727
Pioneer Floating Rate Fund, Inc. | 8/31/246

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Computer Software — (continued)
775,000	Flash Charm, Inc., First Lien Incremental Term Loan, 8.748% (Term SOFR + 350 bps), 3/2/28	$ 771,402
980,834	Help/Systems Holdings, Inc., Term Loan, 9.347% (Term SOFR + 400 bps), 11/19/26	907,884
	Total Computer Software	$2,837,013

	Computers-Integrated Systems — 1.2%
667,780	Atlas CC Acquisition Corp., First Lien Term B Loan, 9.569% (Term SOFR + 425 bps), 5/25/28	$ 516,277
135,819	Atlas CC Acquisition Corp., First Lien Term C Loan, 9.569% (Term SOFR + 425 bps), 5/25/28	105,005
913,560	NCR Atleos LLC, Term Loan B, 10.097% (Term SOFR + 475 bps), 3/27/29	923,553
	Total Computers-Integrated Systems	$1,544,835

	Consulting Services — 1.4%
1,021,556	Ankura Consulting Group LLC, 2024 Repricing Term Loan, 9.564% (Term SOFR + 425 bps), 3/17/28	$ 1,026,451
740,757	First Advantage Holdings LLC, First Lien Term B-1 Loan, 8.111% (Term SOFR + 275 bps), 1/31/27	744,739
	Total Consulting Services	$1,771,190

	Containers-Paper & Plastic — 1.7%
767,223	Pregis TopCo LLC, First Lien Initial Term Loan, 9.247% (Term SOFR + 400 bps), 7/31/26	$ 770,100
345,000	Ring Container Technologies Group LLC, 2024 Refinancing Term Loan, 7.997% (Term SOFR + 275 bps), 8/12/28	346,581
399,000	SupplyOne, Inc., Term B Loan, 9.497% (Term SOFR + 425 bps), 4/19/31	403,190
682,980	Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loan, 9.332% (Term SOFR + 400 bps), 9/15/28	686,511
	Total Containers-Paper & Plastic	$2,206,382

	Cruise Lines — 0.8%
622,506	Carnival Corp., 2024 Term Loan Repricing Advance , 7.997% (Term SOFR + 275 bps), 8/8/27	$ 625,618
390,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.747% (Term SOFR + 350 bps), 5/1/31	391,950
	Total Cruise Lines	$1,017,568

7Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
	Diagnostic Equipment — 0.4%
491,139	Curia Global, Inc., First Lien 2021 Term Loan, 9.102% (Term SOFR + 375 bps), 8/30/26	$ 454,918
	Total Diagnostic Equipment	$454,918

	Dialysis Centers — 1.2%
1,702,258	U.S. Renal Care, Inc., Closing Date Term Loan, 10.361% (Term SOFR + 500 bps), 6/20/28	$ 1,480,964
	Total Dialysis Centers	$1,480,964

	Direct Marketing — 0.5%
668,794	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 8.247% (Term SOFR + 300 bps), 3/3/30	$ 663,465
	Total Direct Marketing	$663,465

	Disposable Medical Products — 0.6%
450,851	Medline Borrower LP, Refinancing Term Loan, 7.997% (Term SOFR + 250 bps), 10/23/28	$ 452,368
369,471	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 8.497% (Term SOFR + 325 bps), 5/30/31	369,702
	Total Disposable Medical Products	$822,070

	Distribution & Wholesale — 2.8%
496,257	AIP RD Buyer Corp., 2023 First Lien Incremental Term Loan, 9.747% (Term SOFR + 450 bps), 12/22/28	$ 499,358
586,500	AIP RD Buyer Corp., First Lien Term Loan B, 9.497% (Term SOFR + 425 bps), 12/22/28	590,349
810,000(c)	Barentz Midco B.V., USD Facility B2, 3/1/31	816,750
431,922	Gates Corp., Initial B-5 Dollar Term Loan, 7.497% (Term SOFR + 225 bps), 6/4/31	433,643
852,955	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 9.097% (Term SOFR + 375 bps), 3/20/25	838,561
403,208	Windsor Holdings III LLC, 2024 Dollar Refinancing Term B Loan, 9.311% (Term SOFR + 400 bps), 8/1/30	406,124
	Total Distribution & Wholesale	$3,584,785

	E-Commerce — 0.8%
310,000	Match Group, Inc. (fka The Match Group, Inc.), 2020 Refinancing Term Loan, 7.244% (Term SOFR + 175 bps), 2/13/27	$ 310,388
Pioneer Floating Rate Fund, Inc. | 8/31/248

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	E-Commerce — (continued)
197,039	Stubhub Holdco Sub LLC, Extended USD Term B Loan, 9.997% (Term SOFR + 475 bps), 3/15/30	$ 196,916
492,479	TouchTunes Music Group LLC, First Lien Tranche B-1 Term Loan, 10.085% (Term SOFR + 475 bps), 4/2/29	491,555
	Total E-Commerce	$998,859

	Electric-Generation — 3.6%
408,908	Compass Power Generation LLC, Tranche B-2 Term Loan, 9.611% (Term SOFR + 425 bps), 4/14/29	$ 412,805
1,116,521	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 10.497% (Term SOFR + 525 bps), 4/3/28	1,119,313
410,000	Edgewater Generation LLC, Refinancing Term Loan, 9.497% (Term SOFR + 425 bps), 8/1/30	414,185
815,059	Generation Bridge Northeast LLC, Term Loan B, 8.747% (Term SOFR + 350 bps), 8/22/29	822,445
387,500	Hamilton Projects Acquiror LLC, Term Loan, 8.997% (Term SOFR + 375 bps), 5/31/31	391,548
498,747	Vistra Operations Company LLC, 2018 Incremental Term Loan, 7.247% (Term SOFR + 200 bps), 12/20/30	500,555
907,725	Vistra Zero Operating Company LLC, Initial Term Loan, 7.997% (Term SOFR + 275 bps), 4/30/31	913,080
	Total Electric-Generation	$4,573,931

	Electric-Integrated — 1.1%
1,050,244	Constellation Renewables LLC, TLB, 7.307% (Term SOFR + 225 bps), 12/15/27	$ 1,053,308
260,464	Talen Energy Supply LLC, Initial Term B Loan, 8.596% (Term SOFR + 350 bps), 5/17/30	262,316
111,905	Talen Energy Supply LLC, Initial Term C Loan, 8.596% (Term SOFR + 350 bps), 5/17/30	112,700
	Total Electric-Integrated	$1,428,324

	Electronic Composition — 1.1%
1,010,214	Natel Engineering Co., Inc., Initial Term Loan, 11.611% (Term SOFR + 625 bps), 4/30/26	$ 873,835
581,953(c)	Synaptics, Inc., First Amendment Incremental Term Loan, 7.85% (Term SOFR + 225 bps), 12/2/28	581,044
	Total Electronic Composition	$1,454,879

9Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
	Engines — 1.1%
423,721	Arcline FM Holdings LLC, 2024-2 First Lien New Term Loan, 9.742% (Term SOFR + 450 bps), 6/23/28	$ 425,840
1,015,895	LSF12 Badger Bidco LLC, Initial Term Loan, 11.247% (Term SOFR + 600 bps), 8/30/30	1,000,656
	Total Engines	$1,426,496

	Enterprise Software & Services — 2.3%
755,000	Boxer Parent Company, Inc., 2031 New Dollar Term Loan, 9.005% (Term SOFR + 375 bps), 7/30/31	$ 754,371
900,000	Cloud Software Group, Inc., First Lien Third Amendment Term Loan, 9.835% (Term SOFR + 450 bps), 3/21/31	905,531
178,093	Open Text Corp., 2023 Replacement Term Loan, 7.497% (Term SOFR + 225 bps), 1/31/30	179,139
633,412	Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan, 9.002% (Term SOFR + 375 bps), 10/28/30	637,328
397,000	Quartz AcquireCo LLC, Additional Term B-1 Loan, 8.085% (Term SOFR + 275 bps), 6/28/30	397,993
	Total Enterprise Software & Services	$2,874,362

	Fiduciary Banks — 0.6%
730,943(c)	Chrysaor Bidco S.a r.l., USD Facility B Loan, 7/17/31	$ 733,970
	Total Fiduciary Banks	$733,970

	Finance-Investment Banker — 0.5%
688,063	Hudson River Trading LLC, Term Loan, 8.319% (Term SOFR + 300 bps), 3/20/28	$ 688,432
	Total Finance-Investment Banker	$688,432

	Finance-Leasing Company — 1.0%
412,055	Castlelake Aviation One Designated Activity Co., 2023 Incremental Term Loan, 8.089% (Term SOFR + 275 bps), 10/22/27	$ 413,961
374,976	Castlelake Aviation One Designated Activity Co., Initial Term Loan, 7.839% (Term SOFR + 250 bps), 10/22/26	376,421
483,432	Fly Funding II S.a r.l., Replacement Loan, 7.12% (LIBOR + 175 bps), 8/11/25	471,698
	Total Finance-Leasing Company	$1,262,080

	Food-Confectionery — 0.7%
900,000(c)	Fiesta Purchaser, Inc., Initial Term Loan, 9.247% (Term SOFR + 400 bps), 2/12/31	$ 906,610
	Total Food-Confectionery	$906,610

Pioneer Floating Rate Fund, Inc. | 8/31/2410

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Food-Dairy Products — 1.3%
1,684,375	Chobani LLC, 2020 New Term Loan, 8.611% (Term SOFR + 325 bps), 10/25/27	$ 1,693,218
	Total Food-Dairy Products	$1,693,218

	Food-Misc/Diversified — 1.1%
700,000	B&G Foods, Inc., TLB, 8.557% (Term SOFR + 350 bps), 10/10/29	$ 695,813
726,530	Simply Good Foods USA, Inc., Initial Term Loan, 7.852% (Term SOFR + 250 bps), 3/17/27	728,346
	Total Food-Misc/Diversified	$1,424,159

	Footwear & Related Apparel — 0.2%
230,625	Crocs, Inc., 2024 Refinancing Term Loan, 7.497% (Term SOFR + 225 bps), 2/20/29	$ 231,821
	Total Footwear & Related Apparel	$231,821

	Gambling (Non-Hotel) — 0.8%
1	Bally's Corp., Term B Facility Loan, 8.794% (Term SOFR + 325 bps), 10/2/28	$ 1
223,875	Flutter Entertainment Plc, Term B Loan, 7.585% (Term SOFR + 225 bps), 11/29/30	224,434
492,500	Light and Wonder International, Inc., Term B-2 Loan, 7.592% (Term SOFR + 225 bps), 4/15/29	493,462
288,000	PCI Gaming Authority, Term B Facility Loan, 7.342% (Term SOFR + 200 bps), 7/18/31	286,650
	Total Gambling (Non-Hotel)	$1,004,547

	Golf — 0.5%
663,250	Topgolf Callaway Brands Corp., Intial Term Loan, 8.247% (Term SOFR + 300 bps), 3/15/30	$ 658,069
	Total Golf	$658,069

	Hazardous Waste Disposal — 0.6%
751,312	JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 9.842% (Term SOFR + 450 bps), 10/17/30	$ 755,069
	Total Hazardous Waste Disposal	$755,069

	Hotels & Motels — 1.1%
921,973	Playa Resorts Holding B.V., 2022 Term Loan, 8.028% (Term SOFR + 275 bps), 1/5/29	$ 922,089
493,769	Travel + Leisure Co., 2023 Incremental Term Loan, 8.661% (Term SOFR + 325 bps), 12/14/29	495,826
	Total Hotels & Motels	$1,417,915

11Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
	Human Resources — 0.7%
967,500	Ingenovis Health, Inc., First Lien Initial Term Loan, 9.611% (Term SOFR + 425 bps), 3/6/28	$ 862,688
	Total Human Resources	$862,688

	Independent Power Producer — 0.4%
457,663	EFS Cogen Holdings I LLC, Term B Advance, 9.096% (Term SOFR + 350 bps), 10/1/27	$ 460,492
	Total Independent Power Producer	$460,492

	Insurance Brokers — 0.8%
635,906	HIG Finance 2 Ltd., 2024 Dollar Term Loan, 8.747% (Term SOFR + 350 bps), 2/15/31	$ 638,052
377,155	USI, Inc., 2024 Term Loan, 8.085% (Term SOFR + 275 bps), 9/27/30	377,587
	Total Insurance Brokers	$1,015,639

	Internet Content — 0.7%
867,056	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 9.497% (Term SOFR + 425 bps), 5/3/28	$ 865,702
	Total Internet Content	$865,702

	Internet Financial Svcs — 0.4%
439,127	ION Trading Finance Ltd., 2024 Dollar Term Loan, 9.346% (Term SOFR + 400 bps), 4/1/28	$ 440,820
	Total Internet Financial Svcs	$440,820

	Investment Management & Advisory Services — 1.8%
644,582	Allspring Buyer LLC, Initial Term Loan, 8.887% (Term SOFR + 325 bps), 11/1/28	$ 644,099
584,981	Edelman Financial Engines Center LLC, 2024 Refinancing Term Loan, 8.497% (Term SOFR + 325 bps), 4/7/28	586,261
190,000(c)	GTCR Everest Borrower LLC, Term Loan B, 6/3/31	189,189
1,036,470	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 10.252% (Term SOFR + 500 bps), 5/30/27	915,548
	Total Investment Management & Advisory Services	$2,335,097

	Lasers-System & Components — 0.6%
817,485	Coherent Corp., Term B1 Loan, 7.747% (Term SOFR + 250 bps), 7/2/29	$ 821,164
	Total Lasers-Syst/Components	$821,164

Pioneer Floating Rate Fund, Inc. | 8/31/2412

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Lottery Services — 0.6%
788,000	Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan, 8.318% (Term SOFR + 300 bps), 4/4/29	$ 785,866
	Total Lottery Services	$785,866

	Medical Diagnostic Imaging — 0.8%
1,071,990	US Radiology Specialists, Inc., TLB, 10.585% (Term SOFR + 475 bps), 12/15/27	$ 1,075,676
	Total Medical Diagnostic Imaging	$1,075,676

	Medical Information Systems — 2.2%
786,291	athenahealth Group, Inc., Initial Term Loan, 8.497% (Term SOFR + 325 bps), 2/15/29	$ 782,640
932,651	Gainwell Acquisition Corp., First Lien Term B Loan, 9.435% (Term SOFR + 400 bps), 10/1/27	848,713
970,000	One Call Corp., First Lien Term B Loan, 11.046% (Term SOFR + 550 bps), 4/22/27	943,325
254,773	Waystar Technologies, Inc., First Lien Initial Term Loan, 7.997% (Term SOFR + 275 bps), 10/22/29	255,888
	Total Medical Information Systems	$2,830,566

	Medical Labs & Testing Services — 3.6%
714,375	Charlotte Buyer, Inc., First Lien First Refinancing Term Loan, 10.077% (Term SOFR + 475 bps), 2/11/28	$ 719,119
979,751	eResearchTechnology, Inc., First Lien Tranche B-1 Term Loan, 9.247% (Term SOFR + 400 bps), 2/4/27	986,365
1,433,025	FC Compassus LLC, Term B-1 Loan, 9.569% (Term SOFR + 425 bps), 12/31/26	1,413,321
991,128	Phoenix Guarantor Inc., First Lien Tranche B-4 Term Loan, 8.497% (Term SOFR + 325 bps), 2/21/31	993,674
496,173	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 9.707% (Term SOFR + 425 bps), 10/1/28	487,180
	Total Medical Labs & Testing Services	$4,599,659

	Medical-Drugs — 1.7%
250,000	Endo Finance Holdings, Inc., Initial Term Loan, 9.783% (Term SOFR + 450 bps), 4/23/31	$ 249,937
528,675	Financiere Mendel, Additional Term USD Facility 1, 8.354% (Term SOFR + 325 bps), 11/12/30	530,162
716,613	Jazz Pharmaceuticals, Inc., Term Loan B, 7.497% (Term SOFR + 225 bps), 5/5/28	718,056
705,882	Padagis LLC, Term B Loan, 10.326% (Term SOFR + 475 bps), 7/6/28	654,706
	Total Medical-Drugs	$2,152,861

13Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
	Medical-Generic Drugs — 1.1%
913,438	Amneal Pharmaceuticals LLC, Initial Term Loan, 10.747% (Term SOFR + 550 bps), 5/4/28	$ 928,662
497,468	Perrigo Company Plc, Initial Term B Loan, 7.597% (Term SOFR + 225 bps), 4/20/29	497,157
	Total Medical-Generic Drugs	$1,425,819

	Medical-Hospitals — 1.2%
261,584	EyeCare Partners LLC, Tranche B Term Loan, 9.989% (Term SOFR + 461 bps), 11/30/28	$ 167,414
974,990	Knight Health Holdings LLC, Term B Loan, 10.611% (Term SOFR + 525 bps), 12/23/28	489,932
895,000	LifePoint Health, Inc., First Lien 2024 Incremental Term Loan, 9.342% (Term SOFR + 400 bps), 5/17/31	898,468
	Total Medical-Hospitals	$1,555,814

	Medical-Wholesale Drug Distribution — 0.3%
444,375	CVET Midco 2 LP, First Lien Initial Term Loan, 10.335% (Term SOFR + 500 bps), 10/13/29	$ 430,627
	Total Medical-Wholesale Drug Distribution	$430,627

	Metal Processors & Fabrication — 1.1%
641,630	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.569% (Term SOFR + 400 bps), 10/12/28	$ 641,630
726,049	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 9.032% (Term SOFR + 375 bps), 11/13/28	729,679
	Total Metal Processors & Fabrication	$1,371,309

	Metal-Aluminum — 1.1%
1,434,432	Arsenal AIC Parent LLC, 2024-A Refinancing Term B Loan, 8.56% (Term SOFR + 325 bps), 8/18/30	$ 1,439,363
	Total Metal-Aluminum	$1,439,363

	Mining Services — 0.1%
176,166	Flame NewCo LLC, First Lien New Money Exit Term Loan, 7.347% (Term SOFR + 200 bps), 6/30/28	$ 168,899
	Total Mining Services	$168,899

	Office Automation & Equipment — 0.7%
870,750	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 9.361% (Term SOFR + 400 bps), 3/17/28	$ 876,192
	Total Office Automation & Equipment	$876,192

Pioneer Floating Rate Fund, Inc. | 8/31/2414

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil&Gas Drilling — 0.6%
700,000	WaterBridge Midstream Operating LLC, Term Loan B, 10.089% (Term SOFR + 475 bps), 6/27/29	$ 700,437
	Total Oil&Gas Drilling	$700,437

	Pastoral & Agricultural — 0.5%
633,750	Alltech, Inc., Term B Loan, 9.361% (Term SOFR + 400 bps), 10/13/28	$ 632,363
	Total Pastoral & Agricultural	$632,363

	Pharmacy Services — 0.3%
341,250	Option Care Health, Inc., 2021 First Lien Refinancing Term Loan, 7.497% (Term SOFR + 225 bps), 10/27/28	$ 343,468
	Total Pharmacy Services	$343,468

	Physical Practice Management — 0.3%
423,531	Sound Inpatient Physicians, Inc., Tranche B Term Loan, 9.096% (Term SOFR + 350 bps), 6/28/28	$ 357,884
	Total Physical Practice Management	$357,884

	Physical Therapy & Rehabilitation Centers — 2.2%
914,667	Summit Behavioral Healthcare LLC, First Lien Tranche B-1 Term Loan, 9.307% (Term SOFR + 425 bps), 11/24/28	$ 887,226
2,157,092	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.764% (Term SOFR + 425 bps), 11/20/26	1,960,258
	Total Physical Therapy & Rehabilitation Centers	$2,847,484

	Pipelines — 3.9%
1,059,844	Brazos Delaware II LLC, Refinancing Term Loan, 8.255% (Term SOFR + 350 bps), 2/11/30	$ 1,067,793
648,329	Buckeye Partners LP, 2024 Tranche B-4 Term Loan, 7.247% (Term SOFR + 200 bps), 11/22/30	649,849
614,106	GIP III Stetson I LP (GIP III Stetson II LP), 2023 Initial Term Loan, 8.747% (Term SOFR + 350 bps), 10/31/28	617,432
208,947	GIP Pilot Acquisition Partners LP, Amendment No. 1 Refinancing Term Loan, 7.818% (Term SOFR + 250 bps), 10/4/30	209,861
467,431	M6 ETX Holdings II MidCo LLC, Initial Term Loan, 9.847% (Term SOFR + 450 bps), 9/19/29	469,878
15Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
	Pipelines — (continued)
922,687	NGL Energy Operating LLC, Initial Term Loan, 8.997% (Term SOFR + 375 bps), 2/3/31	$ 922,303
986,782	Traverse Midstream Partners LLC, Advance, 8.752% (Term SOFR + 350 bps), 2/16/28	991,222
	Total Pipelines	$4,928,338

	Printing-Commercial — 0.3%
384,038	Cimpress Plc, 2024 Refinancing Tranche B-1 Term Loan, 8.247% (Term SOFR + 300 bps), 5/17/28	$ 385,238
	Total Printing-Commercial	$385,238

	Professional Sports — 0.4%
500,000	Formula One Management Ltd., First Lien Facility B Loan, 7.585% (Term SOFR + 225 bps), 1/15/30	$ 502,875
	Total Professional Sports	$502,875

	Property & Casualty Insurance — 2.3%
794,602	Asurion LLC, New B-10 Term Loan, 9.347% (Term SOFR + 400 bps), 8/19/28	$ 788,581
244,317	Asurion LLC, New B-11 Term Loan, 9.597% (Term SOFR + 425 bps), 8/19/28	243,309
483,750	Asurion LLC, New B-9 Term Loan, 8.611% (Term SOFR + 325 bps), 7/31/27	479,085
1,348,379	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 8.252% (Term SOFR + 300 bps), 7/31/31	1,351,076
	Total Property & Casualty Insurance	$2,862,051

	Protection-Safety — 0.5%
658,350	Prime Security Services Borrower LLC, 2024 First Lien Refinancing Term B-1 Loan, 7.60% (Term SOFR + 225 bps), 10/13/30	$ 660,236
	Total Protection-Safety	$660,236

	Publishing — 1.8%
847,875	Cengage Learning, Inc., First Lien Term B Loan, 9.538% (Term SOFR + 425 bps), 3/24/31	$ 851,728
786,000	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 10.597% (Term SOFR + 525 bps), 4/9/29	747,069
677,791	McGraw-Hill Education, Inc., 2024 Term Loan, 9.228% (Term SOFR + 400 bps), 8/6/31	681,180
	Total Publishing	$2,279,977

Pioneer Floating Rate Fund, Inc. | 8/31/2416

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Publishing-Periodicals — 0.3%
366,563	MJH Healthcare Holdings LLC, 2024 Refinancing Term B Loan, 8.597% (Term SOFR + 325 bps), 1/28/29	$ 366,677
	Total Publishing-Periodicals	$366,677

	Recreational Centers — 1.7%
920,000	Bulldog Purchaser Inc., First Lien Term Loan, 9.585% (Term SOFR + 425 bps), 6/30/31	$ 924,313
1,246,875	Fitness International LLC, Term B Loan, 10.505% (Term SOFR + 525 bps), 2/12/29	1,245,316
	Total Recreational Centers	$2,169,629

	Recycling — 0.6%
825,231	LTR Intermediate Holdings, Inc., Initial Term Loan, 9.861% (Term SOFR + 450 bps), 5/5/28	$ 800,474
	Total Recycling	$800,474

	REITS-Storage — 0.2%
189,050	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 7.247% (Term SOFR + 200 bps), 1/31/31	$ 188,991
	Total REITS-Storage	$188,991

	Rental Auto & Equipment — 1.2%
690,000	Albion Financing 3 S.a r.l. (Albion Financing LLC), 2024 Amended U.S. Dollar Term Loan, 9.826% (Term SOFR + 425 bps), 8/16/29	$ 696,900
398,997	Avis Budget Car Rental LLC, New Tranche C Term Loan, 8.347% (Term SOFR + 300 bps), 3/16/29	399,995
416,859	Hertz Corp., Initial Term B Loan, 8.861% (Term SOFR + 350 bps), 6/30/28	376,606
80,991	Hertz Corp., Initial Term C Loan, 8.861% (Term SOFR + 350 bps), 6/30/28	73,170
	Total Rental Auto & Equipment	$1,546,671

	Retail — 5.7%
530,863	Great Outdoors Group LLC, Term B-2 Loan, 9.111% (Term SOFR + 375 bps), 3/6/28	$ 531,693
672,413	Harbor Freight Tools USA, Inc., Replacement Term Loan, 7.747% (Term SOFR + 250 bps), 6/11/31	664,218
999,750	Highline Aftermarket Acquisition LLC, 2024-1 First Lien Refinancing Term Loan, 9.247% (Term SOFR + 400 bps), 11/9/27	1,008,498
725,183	Kodiak BP LLC, 2024-1 Term Loan, 9.085% (Term SOFR + 375 bps), 3/12/28	729,035
17Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
	Retail — (continued)
1,018,500	Michaels Cos, Inc., Term Loan B, 9.846% (Term SOFR + 425 bps), 4/15/28	$ 838,989
969,191	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.846% (Term SOFR + 325 bps), 3/3/28	900,015
1,018,500	PetSmart LLC, Initial Term Loan, 9.097% (Term SOFR + 375 bps), 2/11/28	1,014,998
1,221,949	RVR Dealership Holdings LLC, Term Loan, 9.097% (Term SOFR + 375 bps), 2/8/28	1,101,587
431,250	Torrid LLC, Closing Date Term Loan, 10.933% (Term SOFR + 550 bps), 6/14/28	398,906
	Total Retail	$7,187,939

	Retail-Catalog Shopping — 0.3%
489,162	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 8.602% (Term SOFR + 325 bps), 11/1/28	$ 374,821
	Total Retail-Catalog Shopping	$374,821

	Retail-Misc/Diversified — 0.6%
399,000	Peer Holding III B.V., Facility B4, 8.585% (Term SOFR + 325 bps), 10/28/30	$ 400,828
360,000	Peer Holding III B.V., Term Loan B5, 8.332% (Term SOFR + 300 bps), 7/1/31	361,650
	Total Retail-Misc/Diversified	$762,478

	Retail-Restaurants — 0.3%
384,000	1011778 B.C. Unlimited Liability Co., Term B-6 Loan, 6.997% (Term SOFR + 175 bps), 9/20/30	$ 381,680
	Total Retail-Restaurants	$381,680

	Schools — 0.3%
422,647	Fugue Finance LLC, Existing Term Loan, 9.057% (Term SOFR + 400 bps), 1/31/28	$ 426,345
	Total Schools	$426,345

	Security Services — 2.6%
1,390,030	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 9.097% (Term SOFR + 375 bps), 5/12/28	$ 1,383,340
1,954,746	Garda World Security Corp., Tenth Additional Term Loan, 8.832% (Term SOFR + 350 bps), 2/1/29	1,959,633
	Total Security Services	$3,342,973

Pioneer Floating Rate Fund, Inc. | 8/31/2418

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductor Equipment — 0.9%
1,088,362	Ultra Clean Holdings, Inc., Sixth Amendment Term Loan, 8.747% (Term SOFR + 350 bps), 2/25/28	$ 1,095,164
	Total Semiconductor Equipment	$1,095,164

	Telecom Services — 0.8%
1,008,660	Windstream Services LLC, Initial Term Loan, 11.597% (Term SOFR + 625 bps), 9/21/27	$ 1,015,595
	Total Telecom Services	$1,015,595

	Telephone-Integrated — 0.8%
500,000	Level 3 Financing, Inc., Term B-1, 11.838% (Term SOFR + 656 bps), 4/15/29	$ 504,166
500,000	Level 3 Financing, Inc., Term B-2, 11.838% (Term SOFR + 656 bps), 4/15/30	503,625
	Total Telephone-Integrated	$1,007,791

	Television — 0.2%
290,000	Gray Television, Inc., Term F Loan, 10.592% (Term SOFR + 525 bps), 6/4/29	$ 278,348
	Total Television	$278,348

	Theaters — 1.4%
592,515	Cinemark USA, Inc., Term Loan, 8.585% (Term SOFR + 325 bps), 5/24/30	$ 595,848
1,193,136	Cirque du Soleil Canada, Inc., Refinancing Term Loan, 9.085% (Term SOFR + 375 bps), 3/8/30	1,186,239
	Total Theaters	$1,782,087

	Transportation Services — 2.6%
1,167,000	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 9.968% (Term SOFR + 475 bps), 4/6/28	$ 1,169,918
1,010,666	Carriage Purchaser, Inc., Term B Loan, 9.611% (Term SOFR + 425 bps), 10/2/28	1,015,404
368,322	First Student Bidco Inc., TLB-2 Loan, 8.435% (Term SOFR + 300 bps), 7/21/28	369,732
533,578	First Student Bidco, Inc., Initial Term B Loan, 8.596% (Term SOFR + 300 bps), 7/21/28	535,722
162,725	First Student Bidco, Inc., Initial Term C Loan, 8.596% (Term SOFR + 300 bps), 7/21/28	163,378
	Total Transportation Services	$3,254,154

19Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
	Transport-Rail — 0.3%
332,000	Genesee & Wyoming Inc., Initial Term Loan, 7.335% (Term SOFR + 200 bps), 4/10/31	$ 332,302
	Total Transport-Rail	$332,302

	Veterinary Diagnostics — 0.8%
366,560	Elanco Animal Health Inc., Term Loan, 7.192% (Term SOFR + 175 bps), 8/1/27	$ 366,527
703,270	Southern Veterinary Partners LLC, First Lien 2024-2 New Term Loan, 8.997% (Term SOFR + 375 bps), 10/5/27	708,251
	Total Veterinary Diagnostics	$1,074,778

	Total Senior Secured Floating Rate Loan Interests (Cost $165,556,524)	$163,115,657

Shares
	Common Stocks — 0.8% of Net Assets
	Construction & Engineering — 0.0%†
9,729(d)	LB New Holdco	$ 43,780
	Total Construction & Engineering	$43,780

	Metals & Mining — 0.0%†
2,625(d)	Flame Co.	$ 13,125
	Total Metals & Mining	$13,125

	Passenger Airlines — 0.6%
40,684(d)	Grupo Aeromexico SAB de CV	$ 803,934
	Total Passenger Airlines	$803,934

	Pharmaceuticals — 0.2%
7,594(d)	Endo, Inc.	$ 205,038
	Total Pharmaceuticals	$205,038

	Total Common Stocks (Cost $1,047,415)	$1,065,877

Principal Amount USD ($)
Asset Backed Securities — 2.4% of Net Assets
1,000,000(a)	Assurant CLO IV, Ltd., Series 2019-4A, Class E, 12.544% (3 Month Term SOFR + 726 bps), 4/20/30 (144A)	$ 995,415
Pioneer Floating Rate Fund, Inc. | 8/31/2420

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	$ 1,022,803
1,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 12.378% (3 Month Term SOFR + 726 bps), 2/14/31 (144A)	992,496
	Total Asset Backed Securities (Cost $2,998,741)	$3,010,714

	Collateralized Mortgage Obligations—2.1% of Net Assets
370,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.349% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 390,350
230,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 13.149% (SOFR30A + 780 bps), 11/25/41 (144A)	248,668
490,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.599% (SOFR30A + 625 bps), 9/25/41 (144A)	510,777
250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B2, 12.449% (SOFR30A + 710 bps), 1/25/42 (144A)	267,813
320,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.849% (SOFR30A + 850 bps), 2/25/42 (144A)	353,200
710,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.963% (SOFR30A + 1,061 bps), 2/25/47 (144A)	878,625
	Total Collateralized Mortgage Obligations (Cost $2,453,965)	$2,649,433

	Commercial Mortgage-Backed Securities—1.0% of Net Assets
478,794(a)	BX Trust, Series 2022-PSB, Class F, 12.67% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 474,022
37,119(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.716% (SOFR30A + 636 bps), 1/25/27 (144A)	34,113
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	767,699
	Total Commercial Mortgage-Backed Securities (Cost $1,318,534)	$1,275,834

21Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
	Corporate Bonds — 8.3% of Net Assets
	Airlines — 1.2%
940,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	$ 946,355
729,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	597,789
	Total Airlines	$1,544,144

	Banks — 0.9%
1,000,000(e)(f)	Citigroup, Inc., 4.70% (SOFR + 323 bps)	$ 992,844
255,000(e)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	204,120
	Total Banks	$1,196,964

	Chemicals — 0.7%
250,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 236,379
300,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	295,602
390,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	355,418
	Total Chemicals	$887,399

	Commercial Services — 0.4%
500,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	$ 471,810
	Total Commercial Services	$471,810

	Electric — 0.2%
300,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	$ 287,207
	Total Electric	$287,207

	Iron & Steel — 0.3%
500,000	Metinvest BV, 7.75%, 10/17/29 (144A)	$ 328,965
	Total Iron & Steel	$328,965

	Lodging — 0.4%
500,000	Station Casinos LLC, 4.50%, 2/15/28 (144A)	$ 479,885
	Total Lodging	$479,885

	Media — 1.2%
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	$ 265,106
200,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	176,601
510,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	507,878
1,000,000	Sinclair Television Group, Inc., 5.50%, 3/1/30 (144A)	597,560
	Total Media	$1,547,145

Pioneer Floating Rate Fund, Inc. | 8/31/2422

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining — 0.7%
925,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	$ 924,637
	Total Mining	$924,637

	Oil & Gas — 0.5%
600,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	$ 606,901
	Total Oil & Gas	$606,901

	Pipelines — 0.2%
300,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	$ 283,615
	Total Pipelines	$283,615

	Real Estate — 0.3%
390,000	Kennedy-Wilson, Inc., 5.00%, 3/1/31	$ 339,254
	Total Real Estate	$339,254

	REITs — 0.7%
390,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	$ 405,960
500,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	513,028
	Total REITs	$918,988

	Telecommunications — 0.6%
275,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	$ 294,654
500,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	488,053
	Total Telecommunications	$782,707

	Total Corporate Bonds (Cost $10,891,471)	$10,599,621

	Insurance-Linked Securities — 1.0% of Net Assets#
	Event Linked Bonds — 1.0%
	Multiperil – U.S. — 0.6%
250,000(a)	Matterhorn Re, 10.621%, (SOFR + 525 bps), 3/24/25 (144A)	$ 247,325
250,000(a)	Residential Re, 11.162%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	238,925
250,000(a)	Sanders Re III, 8.522%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	245,725
		$731,975

23Pioneer Floating Rate Fund, Inc. | 8/31/24

Principal Amount USD ($)		Value
Windstorm – North Carolina — 0.2%
250,000(a)	Cape Lookout Re, 14.702%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 249,100
Windstorm – U.S. Regional — 0.2%
250,000(a)	Commonwealth Re, 8.875%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 251,750
	Total Event Linked Bonds	$1,232,825

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
250,000(d)(g)+	Harambee Re 2018, 12/31/24	$ 100
250,000(d)(g)+	Harambee Re 2019, 12/31/24	125
		$225

	Multiperil – Worldwide — 0.0%†
12,278(g)+	Alturas Re 2022-2, 12/31/27	$ 1,016
199,590(d)(g)+	Lorenz Re 2019, 6/30/25	1,637
244,914(d)(h)+	Woburn Re 2019, 12/31/24	33,713
		$36,366

	Total Reinsurance Sidecars	$36,591

	Total Insurance-Linked Securities (Cost $1,313,684)	$1,269,416

Pioneer Floating Rate Fund, Inc. | 8/31/2424

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 4.0% of Net Assets
	Open-End Fund — 4.0%
5,063,902(i)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 5,063,902
		$5,063,902

	TOTAL SHORT TERM INVESTMENTS (Cost $5,063,902)	$5,063,902

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 147.8% (Cost $190,644,236)	$188,050,454
	OTHER ASSETS AND LIABILITIES — (47.8)%	$(60,833,789)
	net assets — 100.0%	$127,216,665

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At August 31, 2024, the value of these securities amounted to $16,967,103, or 13.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at August 31, 2024.
(b)	Security is in default.
(c)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(d)	Non-income producing security.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at August 31, 2024.
(g)	Issued as preference shares.
(h)	Issued as participation notes.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2024.
25Pioneer Floating Rate Fund, Inc. | 8/31/24

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$—	$1,016
Cape Lookout Re	3/16/2022	250,000	249,100
Commonwealth Re	6/15/2022	250,000	251,750
Harambee Re 2018	12/19/2017	5,311	100
Harambee Re 2019	12/20/2018	—	125
Lorenz Re 2019	6/26/2019	30,352	1,637
Matterhorn Re	3/10/2022	250,000	247,325
Residential Re	10/28/2021	250,000	238,925
Sanders Re III	3/22/2022	250,000	245,725
Woburn Re 2019	1/30/2019	28,021	33,713
Total Restricted Securities			$1,269,416
% of Net assets			1.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	498,232	MXN	9,164,481	State Street Bank & Trust Co.	9/27/24	$34,859
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$34,859
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
MXN	— Mexican Peso
USD	— United States Dollar
Pioneer Floating Rate Fund, Inc. | 8/31/2426

Schedule of Investments  |  8/31/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$163,115,657	$—	$163,115,657
Common Stocks
Construction & Engineering	—	43,780	—	43,780
Metals & Mining	—	13,125	—	13,125
Passenger Airlines	—	803,934	—	803,934
All Other Common Stocks	205,038	—	—	205,038
Asset Backed Securities	—	3,010,714	—	3,010,714
Collateralized Mortgage Obligations	—	2,649,433	—	2,649,433
Commercial Mortgage-Backed Securities	—	1,275,834	—	1,275,834
Corporate Bonds	—	10,599,621	—	10,599,621
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	225	225
Multiperil – Worldwide	—	—	36,366	36,366
All Other Insurance-Linked Securities	—	1,232,825	—	1,232,825
Open-End Fund	5,063,902	—	—	5,063,902
Total Investments in Securities	$5,268,940	$182,744,923	$36,591	$188,050,454
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$34,859	$—	$34,859
Total Other Financial Instruments	$—	$34,859	$—	$34,859
Transfers are calculated on the beginning of period values. During the period ended August 31, 2024, a security valued at $639,476 was transferred from Level 3 to Level 2, due to valuing the security using observable inputs. There were no other transfers in or out of Level 3 during the period.
27Pioneer Floating Rate Fund, Inc. | 8/31/24